STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended				6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
EXPENSES
Administration fee - related party					$ 90,000	$ 90,000	$ 15,000	$ 180,000
General and administrative					732,465	552,033	816,357	1,203,286
TOTAL EXPENSES					822,465	642,033	831,357	1,383,286
OTHER INCOME (EXPENSE)
Income earned on Investments held in Trust Account					3,142,604	255,426		2,901,000
Change in fair value of derivative liabilities	$ (1,430,870)		$ 1,738,741		(2,828,725)	7,881,401	3,436,685	10,128,054
TOTAL OTHER INCOME					313,879	8,136,827	2,994,118	13,029,054
Net income	$ (829,467)	$ 320,881	$ 1,670,335	$ 5,824,459	$ (508,586)	$ 7,494,794	$ 2,162,761	$ 11,645,768
Class A ordinary shares subject to possible redemption
OTHER INCOME (EXPENSE)
Basic weighted average shares outstanding					12,083,375	23,000,000	2,808,036	23,000,000
Diluted weighted average shares outstanding					12,083,375	23,000,000	2,808,036	23,000,000
Basic net income per share					$ (0.03)	$ 0.26	$ 0.27	$ 0.41
Diluted net income per share					$ (0.03)	$ 0.26	$ 0.27	$ 0.41
Class B ordinary shares
OTHER INCOME (EXPENSE)
Basic weighted average shares outstanding					5,750,000	5,750,000	5,056,920	5,750,000
Diluted weighted average shares outstanding					5,750,000	5,750,000	5,056,920	5,750,000
Basic net income per share					$ (0.03)	$ 0.26	$ 0.27	$ 0.41
Diluted net income per share					$ (0.03)	$ 0.26	$ 0.27	$ 0.41